SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 CNY (¥)
Property, Plant and Equipment [Line Items]
Term deposits	$ 22,983	$ 23,179
Restricted cash equivalents, noncurrent	214,214	129,255
Allowance for doubtful accounts	2,381			$ 3,312
Accounts Receivable, after Allowance for Credit Loss	0
Impairment of indefinate-lived intangible assets	0	0
Amortization of intangible assets	31,632	32,630	$ 33,285
Financing Receivable, Allowance for Credit Loss	$ 509,606
Percentage of value added tax	13.00%			13.00%	13.00%
Goodwill, Impairment Loss	$ 0	$ 0
Percentage of sales tax rate	13.00%			13.00%	13.00%
percentage of income tax rate for settlement	50.00%			50.00%	50.00%
CHINA
Property, Plant and Equipment [Line Items]
Cash, FDIC Insured Amount	$ 68,885				¥ 500,000
CANADA
Property, Plant and Equipment [Line Items]
Cash, FDIC Insured Amount | ¥					¥ 100,000
Warrants Series A [Member]
Property, Plant and Equipment [Line Items]
Antidilutive shares | shares	12,376	0
M T M Animation Student List [Member]
Property, Plant and Equipment [Line Items]
Intangible Assets, Current	$ 30,602	$ 64,997
Impairment of definite-lived intangible assets	0	0
Amortization of intangible assets	$ 31,632	$ 32,630
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	1 year			1 year	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	4 years			4 years	4 years
Toronto E School [Member]
Property, Plant and Equipment [Line Items]
Cash, Uninsured Amount	$ 14,807			$ 21,290
MTM Animation [Member]
Property, Plant and Equipment [Line Items]
Cash, Uninsured Amount	$ 25,442			$ 36,581
Toronto E School [Member]
Property, Plant and Equipment [Line Items]
Non-controlling interests	30.00%	30.00%		30.00%	30.00%
Arts Academy [Member]
Property, Plant and Equipment [Line Items]
Non-controlling interests	20.00%	20.00%		20.00%	20.00%
Conbridge College [Member]
Property, Plant and Equipment [Line Items]
Non-controlling interests	20.00%	20.00%		20.00%	20.00%
MTM Animation [Member]
Property, Plant and Equipment [Line Items]
Non-controlling interests	20.00%	20.00%		20.00%	20.00%
Lowell Academy [Member]
Property, Plant and Equipment [Line Items]
Non-controlling interests		30.00%
Guangdong Yuanjian [Member]
Property, Plant and Equipment [Line Items]
Non-controlling interests	49.00%			49.00%	49.00%